Investment Objectives and Goals - Invesco Nasdaq International Innovators 100 ETF	Sep. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco Nasdaq International Innovators 100 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq International Innovators 100TM Index (the “Underlying Index”).